Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated July 21, 2015 to the Prospectuses dated May 29, 2015.

Important Notice

The Supplement filed on May 29, 2015 is hereby rescinded.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034/MSTR (7/15)